ACCOUNTS RECEIVABLE (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Bad debt expense	$ 0	$ 11,506	$ 59,817	$ 2,433,963
Wildlife Specialists [Member]
Bad debt expense				$ 5,458